Taxation (Details) - EUR (€) € in Millions	3 Months Ended			9 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Taxes [Abstract]
Tax expense	€ 18.8		€ 22.3	€ 39.4	€ 62.0
Applicable tax rate	2500.00%	1900.00%